CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses
General and administrative	¥ (1,109,340)	$ (170,014)	¥ (749,404)	¥ (487,372)
Share of loss of subsidiaries and affiliated entities	797	122	2,223
Total operating expenses	(1,553,989)	(238,159)	(1,951,819)	(1,524,121)
Loss from operations	(1,340,795)	(205,485)	(870,844)	(348,994)
Other income/(expenses)
Interest income	3,526	540	156,862	152,929
Foreign exchange (losses)/gains, net	18,720	2,869	(1,131)	(11,729)
Other income, net	(253)	(39)	18,509	16,494
Loss before income tax expense	(1,351,068)	(207,060)	(730,656)	(199,218)
Net loss	(1,307,956)	(200,453)	(694,565)	(185,512)
Accretion on redeemable noncontrolling interests			(4,634)	(2,422)
Net loss attributable to ordinary shareholders	(1,307,956)	(200,453)	(699,199)	(187,934)
Net loss	(1,307,956)	(200,453)	(694,565)	(185,512)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(18,772)		9,705	11,693
Comprehensive loss	(1,326,728)	(203,330)	(684,860)	(173,819)
Parent Company [Member]
Operating expenses
General and administrative	(4,293)	(658)	(3,903)	(3,147)
Share of loss of subsidiaries and affiliated entities	(1,301,972)	(199,536)	(689,252)	(183,670)
Total operating expenses	(1,306,265)	(200,194)	(693,155)	(186,817)
Loss from operations	(1,306,265)	(200,194)	(693,155)	(186,817)
Other income/(expenses)
Foreign exchange (losses)/gains, net	(2,922)	(448)	(2,457)
Other income, net	1,231	189	1,047	1,305
Loss before income tax expense	(1,307,956)	(200,453)	(694,565)	(185,512)
Net loss	(1,307,956)	(200,453)	(694,565)	(185,512)
Accretion on redeemable noncontrolling interests			(4,634)	(2,422)
Net loss attributable to ordinary shareholders	(1,307,956)	(200,453)	(699,199)	(187,934)
Net loss	(1,307,956)	(200,453)	(694,565)	(185,512)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(18,772)	(2,877)	9,705	11,693
Comprehensive loss	¥ (1,326,728)	$ (203,330)	¥ (684,860)	¥ (173,819)